Summary of All Outstanding Warrants to Purchase Shares of Common Stock (Detail)	12 Months Ended
	Dec. 31, 2013	Jun. 03, 2008
Class of Warrant or Right [Line Items]
Warrants Issued	47,983,752	196,189
Exercise Price		2.42
Weighted- Average Exercise Price	2.68
Exercised	0
Warrants Outstanding	47,983,752
Warrant 1
Class of Warrant or Right [Line Items]
Grant Date	Sep. 03, 2010
Warrants Issued	801,885
Exercise Price	3.55
Weighted- Average Exercise Price	2.82
Expiration Date	Sep. 03, 2015
Exercised	0
Warrants Outstanding	801,885
Warrant 2
Class of Warrant or Right [Line Items]
Grant Date	Sep. 03, 2010
Warrants Issued	132,116
Exercise Price	8.80
Weighted- Average Exercise Price	8.80
Expiration Date	Sep. 03, 2015
Exercised	0
Warrants Outstanding	132,116
Warrant 3
Class of Warrant or Right [Line Items]
Grant Date	Nov. 26, 2012
Warrants Issued	5,293,738
Exercise Price	2.40
Weighted- Average Exercise Price	2.40
Expiration Date	Oct. 31, 2014
Exercised	0
Warrants Outstanding	5,293,738
Warrant 4
Class of Warrant or Right [Line Items]
Grant Date	Dec. 18, 2012
Warrants Issued	896,748
Exercise Price	2.40
Weighted- Average Exercise Price	2.40
Expiration Date	Oct. 31, 2014
Exercised	0
Warrants Outstanding	896,748
Warrant 5
Class of Warrant or Right [Line Items]
Grant Date	Nov. 26, 2012
Warrants Issued	8,822,887
Exercise Price	2.40
Weighted- Average Exercise Price	2.40
Expiration Date	Nov. 26, 2017
Exercised	0
Warrants Outstanding	8,822,887
Warrant 6
Class of Warrant or Right [Line Items]
Grant Date	Nov. 26, 2012
Warrants Issued	261,250
Exercise Price	2.64
Weighted- Average Exercise Price	2.40
Expiration Date	Nov. 26, 2017
Exercised	0
Warrants Outstanding	261,250
Warrant 7
Class of Warrant or Right [Line Items]
Grant Date	Dec. 18, 2012
Warrants Issued	1,494,577
Exercise Price	2.40
Weighted- Average Exercise Price	4.00
Expiration Date	Dec. 18, 2017
Exercised	0
Warrants Outstanding	1,494,577
Warrant 8
Class of Warrant or Right [Line Items]
Grant Date	Dec. 18, 2012
Warrants Issued	22,500
Exercise Price	2.64
Weighted- Average Exercise Price	2.64
Expiration Date	Dec. 18, 2017
Exercised	0
Warrants Outstanding	22,500
Warrant 9
Class of Warrant or Right [Line Items]
Grant Date	Oct. 29, 2013
Warrants Issued	4,455,231
Exercise Price	0.01
Weighted- Average Exercise Price	0.01
Expiration Date	Oct. 29, 2018
Exercised	0
Warrants Outstanding	4,455,231
Warrant 10
Class of Warrant or Right [Line Items]
Grant Date	Oct. 29, 2013
Warrants Issued	12,868,585
Exercise Price	2.40
Weighted- Average Exercise Price	2.40
Expiration Date	Oct. 31, 2014
Exercised	0
Warrants Outstanding	12,868,585
Warrant 11
Class of Warrant or Right [Line Items]
Grant Date	Oct. 29, 2013
Warrants Issued	12,868,585
Exercise Price	4.00
Weighted- Average Exercise Price	4.00
Expiration Date	Oct. 29, 2018
Exercised	0
Warrants Outstanding	12,868,585
Warrant 12
Class of Warrant or Right [Line Items]
Grant Date	Oct. 29, 2013
Warrants Issued	65,650
Exercise Price	2.64
Weighted- Average Exercise Price	2.64
Expiration Date	Oct. 29, 2018
Exercised	0
Warrants Outstanding	65,650